CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	₩ 124,674	₩ 103,572	₩ 81,735
Interest received	3,033	995	1,122
Interest paid	(122)	(111)	(186)
Income taxes paid	(29,307)	(30,273)	(12,815)
Net cash inflow from operating activities	98,278	74,183	69,856
Cash flows from investing activities
Increase in short‑term financial instruments, net	(19,000)	(77,000)	(31,500)
Increase in other non-current financial assets	(565)	(1,289)	(856)
Decrease in other current financial assets	5	0	0
Proceeds from disposal of property and equipment	15	14	3
Proceeds from disposal of intangible assets	0	15	0
Purchase of property and equipment	(739)	(1,747)	(1,071)
Purchase of intangible assets	(2,056)	(2,464)	(2,625)
Net cash outflow in investing activities	(22,340)	(82,471)	(36,049)
Cash flows from financing activities
Proceeds from capital contribution from non-controlling interests	0	353	362
Repayment of lease liabilities	(3,918)	(3,648)	(2,893)
Payment of share issuance costs	0	(11)	(16)
Net cash outflow in financing activities	(3,918)	(3,306)	(2,547)
Effect of exchange rate changes on cash and cash equivalents	(1,248)	67	(56)
Net increase (decrease) in cash and cash equivalents	70,772	(11,527)	31,204
Cash and cash equivalents at beginning of the year	99,105	110,632	79,428
Cash and cash equivalents at end of the year	₩ 169,877	₩ 99,105	₩ 110,632